Derivative Warrant Liabilities - Schedule of Outstanding Warrants Liabilities (Details) (10-K) - $ / shares		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Series A (2011) [Member]
Number of Warrant Outstanding, shares	[1]					4,327
Warrant Exercise Price, Per Share	[1]			$ 2,244.00
Warrant Exercisable	[1]
Number of Warrant Exercisable, Period				December 2016
Series A (2013) [Member]
Number of Warrant Outstanding, shares	[1]	3,895		3,895		3,895
Warrant Exercise Price, Per Share		$ 2,885.00		$ 2,885.00	[1]
Warrant Exercisable	[1]	3,895		3,895
Number of Warrant Exercisable, Period		October 2018		October 2018
Series A (2013) [Member]
Number of Warrant Outstanding, shares	[1]	183		183		183
Warrant Exercise Price, Per Share		$ 2,725.00		$ 2,725.00	[1]
Warrant Exercisable	[1]	183		183
Number of Warrant Exercisable, Period		April 2023		April 2023
Series A (2015) [Member]
Number of Warrant Outstanding, shares	[1]	683		683		683
Warrant Exercise Price, Per Share		$ 1,363.00		$ 1,363.00	[1]
Warrant Exercisable	[1]	683		683
Number of Warrant Exercisable, Period		April 2020		April 2020
Series A (2016) [Member]
Number of Warrant Outstanding, shares	[1]		[2]	625	[3]	677	[3]
Warrant Exercise Price, Per Share			[2]	$ 40.00	[1],[3]
Warrant Exercisable	[1]		[2]	625	[3]
Number of Warrant Exercisable, Period		March 2018	[2]	March 2018	[3]
Series B (2016) [Member]
Number of Warrant Outstanding, shares	[1]	2,770	[2]	2,770	[3]	2,770	[3]
Warrant Exercise Price, Per Share		$ 40.00	[2]	$ 40.00	[1],[3]
Warrant Exercisable	[1]	2,770	[2]	2,770	[3]
Number of Warrant Exercisable, Period		March 2022	[2]	March 2022	[3]

[1]	December 31 2017 and 2016 warrants data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	These warrants contain a full ratchet anti-dilution price protection so that, in most situations upon the issuance of any common stock or securities convertible into common stock at a price below the then-existing exercise price of the outstanding warrants, the warrant exercise price will be reset to the lower common stock sales price. As such anti-dilution price protection does not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of our warrant liability at June 30, 2018 and December 31, 2017, was approximately $14 and $28, respectively.
[3]	These warrants contain a full ratchet anti-dilution price protection so that, in most situations upon the issuance of any common stock or securities convertible into common stock at a price below the then-existing exercise price of the outstanding warrants, the warrant exercise price will be reset to the lower common stock sales price. As such anti-dilution price protection does not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of our warrant liability at December 31, 2017 and December 31, 2016, was approximately $28 and $313, respectively.